THOMAS E. BISSET

DIRECT LINE: 202.383.0118

Internet:thomas.bisset@sablaw.com

February 27, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Modern Woodmen of America
Modern Woodmen of America Variable Annuity Account
(File No. 333-63972)

Commissioners:

On behalf of Modern Woodmen of America and Modern Woodmen of America Variable Annuity Account (the “Account”), we have attached for filing Post-Effective Amendment No. 6 (the “Amendment”) to the Account’s Registration Statement on Form N-4 for certain flexible premium deferred variable annuity certificates. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to add an interest sweep option. The Amendment also reflects the closure of the JP Morgan Mid Cap Value Subaccount to new investment (premium payments and transfers) beginning May 1, 2006.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Attachment

cc:	Karen Garza
Darcy Callas